Cover	Jun. 15, 2021	May 13, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 15, 2021
Entity Registrant Name	MACROGENICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36112
Entity Tax Identification Number	06-1591613
Entity Address, Address Line One	9704 Medical Center Drive
Entity Address, City or Town	Rockville,
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
City Area Code		301
Local Phone Number		251-5172
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MGNX
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001125345
Amendment Flag	false